Note 22 - Subsequent Events	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Subsequent Events [Text Block]

22. Subsequent Events

On March 8, 2023, we filed an amendment to our Memorandum and Articles of Association. The amendment updated the voting multiplier for our Class B shares from 1.463844005 to 1.472467906. The Amended and Restated Memorandum and Articles of Association (the “Satellogic BVI Articles”) are included as Exhibit 1.1 to this Report.